The Company and basis of presentation	3 Months Ended
Mar. 31, 2023
The Company and basis of presentation
The Company and basis of presentation

1.    The Company and basis of presentation

The Company

Fresenius Medical Care AG & Co. KGaA (FMC AG & Co. KGaA or the Company), a German partnership limited by shares (Kommanditgesellschaft auf Aktien) registered in the commercial registry of Hof an der Saale under HRB 4019, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, Germany, is the world’s leading provider of products and services for individuals with renal diseases based on publicly reported revenue and number of patients treated. The Company provides dialysis and related services for individuals with renal diseases as well as other health care services. The Company also develops, manufactures and distributes a wide variety of health care products. The Company’s health care products include hemodialysis machines, peritoneal dialysis cyclers, dialyzers, peritoneal dialysis solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals, systems for water treatment and acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company’s other health care services include value and risk-based care programs, pharmacy services, vascular, cardiovascular and endovascular specialty services as well as ambulatory surgery center services, physician nephrology and cardiology services and ambulant treatment services.

In these unaudited notes, “FMC AG & Co. KGaA,” the “Company” or the “Group” refers to Fresenius Medical Care AG & Co. KGaA or Fresenius Medical Care AG & Co. KGaA and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management AG” and the “General Partner” refer to Fresenius Medical Care Management AG which is FMC AG & Co. KGaA’s general partner and is wholly owned by Fresenius SE. “Management Board” refers to the members of the management board of Management AG and, except as otherwise specified, “Supervisory Board” refers to the supervisory board of FMC AG & Co. KGaA.

Effective as of January 1, 2023, the Company commenced reporting reflecting its new global operating model in which the Company reorganized its business into two global operating, and reportable, segments. The term “Care Enablement” refers to the Company’s Care Enablement operating segment and the term “Care Delivery” refers to the Care Delivery operating segment. Prior to January 1, 2023, discrete financial information was not provided to the chief operating decision maker on the basis of the new structure and the necessary system and reporting changes to effect the new structure were not in place. Due to the change in the Company’s operating structure, the Company has adjusted the prior year financial information for its operating segments in order to conform to the current year’s presentation. For further discussion of the Company’s operating and reportable segments, see note 12.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), using the euro as the Company’s reporting and functional currency.

The interim financial report is prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, and contains condensed financial statements, in that it does not include all of the notes that would be required in a complete set of financial statements, but rather selected explanatory notes. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022 (the 2022 Form 20-F) in accordance with IAS 1, Presentation of Financial Statements.

The interim consolidated financial statements at March 31, 2023 and for the three-months ended March 31, 2023 and 2022 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company’s 2022 Form 20-F. The preparation of interim consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such interim financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The Company applies IAS 29, Financial Reporting in Hyperinflationary Economies (IAS 29), in its Argentine, Lebanese and Turkish subsidiaries due to inflation in these countries. The table below details the date of initial application of IAS 29 and the specific inputs used to calculate the gain or loss on net monetary position on a country-specific basis for the three months ended March 31, 2023. The ongoing re-translation effects of hyperinflationary accounting and its impact on comparative amounts are recorded in other comprehensive income (loss) within the Company’s interim consolidated financial statements. The subsequent gains or losses on net monetary position are recorded in other operating income and other operating expense, respectively, within the Company’s consolidated statements of income and within Other current and non-current assets within the Company’s consolidated statements of cash flows.

Inputs for the calculation of (gains) losses on net monetary positions

	Argentina	Lebanon	Turkiye
Date of IAS 29 initial application	July 1, 2018	December 31, 2020	June 30, 2022
Consumer price index	National Institute of Statistics & Censuses	Central Administration of Statistics	Turkish Statistical Institute
Index at March 31, 2023	1,381.2	3,710.5	1,269.8
Calendar year increase	22%	81%	13%
(Gain) loss on net monetary position in € THOUS	15,044	(772)	247

The effective tax rates of 25.0% for the three months ended March 31, 2023 (24.0% for the three months ended March 31, 2022), are recognized on the basis of the best estimate made for the weighted average annual income tax rate expected for the full year and applied to income before income taxes reported in the interim financial statements.

The results of operations for the three months ended March 31, 2023 are not necessarily indicative of the results of operations for the year ending December 31, 2023.

In connection with the implementation of the Company’s new global operating model as noted above, the Company performed a reallocation of goodwill to the segments under its new operating structure and evaluated the effects of this reallocation on the recoverability of goodwill. Goodwill which was attributable to the respective cash generating units (CGUs) was directly allocated. The remaining goodwill was allocated to the respective CGUs based on the average of the CGUs’ budgeted profit and loss contribution of the following three years in order to capture the synergies created in Care Enablement when acquiring an entity or assets in Care Delivery. One group of CGUs was identified in each of the Company’s operating segments (Care Enablement and Care Delivery) as of January 1, 2023 with no indication of impairment.

Goodwill as of March 31, 2023 was €15,478,401 (January 1, 2023: €15,791,181), thereof €13,365,051 (January 1, 2023: €13,642,445) in Care Delivery and €2,113,350 (January 1, 2023: €2,148,735) in Care Enablement.

In the first quarter of 2023, the market capitalization of the Company increased by 28% to €11,472,466 at March 31, 2023 (December 31, 2022: €8,969,649). However, the market capitalization remains below total FMC AG & Co. KGaA shareholders’ equity, which decreased by 1% to €13,827,903 at March 31, 2023 (December 31, 2022: €13,989,453).

Due to the carrying amount of net assets exceeding the Company’s market capitalization, an increase in interest rates and ongoing uncertainties in the macroeconomic environment, the Company reviewed the impacts on the goodwill impairment test, which was performed for goodwill reallocation purposes as of January 1, 2023. During the first quarter of 2023, the Company compared the carrying amounts of its CGUs, Care Delivery and Care Enablement, to the respective CGU’s value in use, using the free cash flows of the CGUs considered in the impairment test as of January 1, 2023, the Company updated its free cash flow projections with the results of the latest available assessments. The projections were prepared based on the status of current initiatives without considering any growth and improvement from initiatives related to the transformation of the Company’s operating structure and steps to achieve cost savings (FME25 Program) which have not yet commenced as of March 31, 2023.

The following table shows the key assumptions of value-in-use calculations, which are presented based upon the goodwill impairment test performed as of March 31, 2023.

Key assumptions

in %

	Care Delivery	Care Enablement
Average revenue growth in ten year projection period	mid-single-digit	mid-single-digit
Average EBIT growth in ten year projection period	high-single-digit	low-double-digit
Residual value growth	1.00	1.00
Pre-tax WACC	9.65	9.02
After-tax WACC	7.37	6.80

For a detailed description of the impairment test procedure, see notes 1 g) and 2 a) of the consolidated financial statements contained in the 2022 Form 20-F. As of March 31, 2023, the impairment test procedure was performed on our new operating segments (Care Delivery and Care Enablement). The assessment did not result in any indication of impairment as of March 31, 2023. Management continues to monitor the situation.

The recoverable amount of the Care Enablement group of CGUs exceeded the carrying amount by €683,082, as of March 31, 2023. Based on the assessment performed, the sensitivity analyses for this cash generating unit showed that an impairment loss would not be required to be recognized even if the after-tax discount rate of 6.8% were to increase by 6%.

The operating income margin of each projection year would need to decline by 0.76 percentage points for Care Enablement in order for the recoverable amount (value in use) to equal the carrying amount.

In the consolidated statements of income, Costs of revenue in the amount of €84,241 for the three months ended March 31, 2022 have been revised from “Selling, general and administrative” expense to more appropriately reflect these expenses and disclose these amounts in accordance with the way in which management reviews the new operating segments starting on January 1, 2023 alongside the transformation of the Company’s operating segments in connection with the FME25 Program. This revision was a result of an evaluation of internal and external reporting by management with a goal of increasing transparency and aligning financial information which management believes is more relevant to an understanding of the Company’s financial performance. This evaluation led to a voluntary refinement to the Company’s policy regarding the presentation of certain expenses by which expense classification is determined on a group-wide cost center approach, expenses aligned to providing services and involved in generating revenue are allocated to Costs of revenue and expenses aligned with administrative functions and activities are classified as Selling, general and administrative expenses.

Additionally, the Company elected to voluntarily present Other operating income and Other operating expense separately in the consolidated statements of income. For the three months ended March 31, 2022, Other operating income and Other operating expense in the amount of €128,857 and €125,884, respectively, have been revised from “Selling, general and administrative” expense to conform to the current year’s presentation, which was revised in connection with the FME25 Program in order to harmonize external reporting to the way in which management reviews the Company’s results and to provide more relevant information to users of its financial statements. Other operating income and expense includes, but is not limited to, foreign exchange gains and losses, gains and losses on right-of-use assets and from the sale of fixed assets and clinics, the impacts from the revaluation of certain investments and certain income and expenses incurred in connection with certain strategic divestiture programs. For further information regarding the material components of Other operating income and expense, see note 3 c).

On May 9, 2023, the Management Board authorized the issuance of the Company’s interim consolidated financial statements (unaudited).

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its interim consolidated financial statements at and for the three months ended March 31, 2023 in conformity with IFRS that have to be applied for the interim periods starting on or after January 1, 2023. In the three months ended March 31, 2023, the Company applied the following new standard relevant for its business for the first time:

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts (IFRS 17). In June 2020 and December 2021, further amendments were published. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, Insurance Contracts, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminates this diversity in practice by requiring all insurance contracts to be accounted for using updated estimates and assumptions that reflect the timing of cash flows and any uncertainty relating to insurance contracts.

The Company provides reinsurance to a health care insurer of end-stage renal diseases. Premium revenue is received throughout the year based on claims experience. For this reinsurance contract, the Company applies the premium allocation approach (PAA) under IFRS 17 as the contract boundary of the cash flows is one year or less. On initial recognition of the liability for incurred claims, the estimation and valuation process remains unchanged as compared to the application of IFRS 4. The subsequent measurement of the insurance liability is based on the estimated cost of settling the claims incurred, but not yet recorded (IBNR). IBNR is estimated using actual paid claim data and applying historical claim completion factors, which may include the effects of both inflationary and socio-economic factors as well as using past experience adjusted for current trends and any other factors that would modify past experience. Regarding the measurement of the liability for the remaining coverage, the liability is equal to the premiums received less any insurance acquisition cash flows. Any insurance acquisition cash flows will be expensed when incurred. The Company does not consider the effects and time value of money when measuring the liability for the remaining coverage as the related cash flows are expected to be paid or received within one year or less from the date the claims are incurred. The Company does not receive any premiums in advance. As a result, the liability for the remaining coverage is zero.

The Company has applied the modified retrospective approach at the date of transition due to the impracticability of collecting cash flow estimations and risk adjustments for non-financial risk at the date of initial recognition of the reinsurance contract. Insurance premium revenues are recognized based upon the passage of time, therefore the pattern of revenue recognition has not changed with the application of IFRS 17. IFRS 17 did not have a material impact on the Company’s accounting for liabilities, net income or retained earnings, specifically as it relates to the Company’s reinsurance contract. For additional information regarding revenues from insurance contracts, see note 3 a) below.

The following table shows a reconciliation the Company’s sole portfolio of insurance contracts, which reconciles the insurance contract receivables (liabilities) as of March 31, 2023 in accordance with IFRS 17 which is recognized in the consolidated balance sheet within Trade accounts and other receivables from unrelated parties:

Insurance contract receivables and liabilities

in € THOUS

	2023
	Present value of	Risk adjustment for
	future cash flows	non-financial risk	Total
Insurance contract receivables (liabilities) as at Jan 1,	18,085	(1,801)	16,284
Incurred claims and other directly attributable expenses	(108,549)	779	(107,770)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC	(21,222)	—	(21,222)
Claims and other directly attributable expenses paid	—	—	—
Premium revenue	140,396	—	140,396
Foreign currency translation and other changes	(489)	25	(464)
Insurance contract receivables (liabilities) as at March 31,	28,221	(997)	27,224

Recent accounting pronouncements not yet adopted

In the Company’s view, there were no pronouncements issued by the IASB which have not yet been adopted that are expected to have a material impact on the consolidated financial statements.